Other liabilities (Standby product loan facilities with various counterparties) (Details) - Product Loan [Member]	Dec. 31, 2023 lb kg	Dec. 31, 2022 lb kg
UF6 conversion services [member]
Quantity of uranium drawn [Line Items]
Product loans drawn | kg	1,777,000	1,529,000
UF6 conversion services [member] | 2024 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn	0
UF6 conversion services [member] | 2025 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn	528,000
UF6 conversion services [member] | 2026 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn	1,249,000
U3O8 [member]
Quantity of uranium drawn [Line Items]
Product loans drawn	2,756,000	1,393,000
U3O8 [member] | 2024 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn	0
U3O8 [member] | 2025 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn	630,000
U3O8 [member] | 2026 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn	2,126,000